Note 4 - Accrued Expenses	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
4.	Accrued Expenses

Accrued expenses as shown on the accompanying Consolidated Balance Sheets is composed of the following as of
December 31, 2021
and
2020:
	2021	2020
Accrued license fees – current	$3,000,000	$-
Accrued license fees – noncurrent	2,000,000	-
Accrued payroll	269,000	279,696
Other accrued expenses	108,826	79,585
Total accrued expenses	$5,377,826	$359,281